Consolidated Statement of Comprehensive Income - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Statement of Comprehensive Income [Abstract]
Net earnings, including noncontrolling interests	$ 209	$ 276	$ 240
Net unrealized gains (losses) on securities:
Unrealized holding gains (losses) on securities arising during the period	(443)	194	76
Reclassification adjustment for realized (gains) losses included in net earnings	5	2	6
Total net unrealized gains (losses) on securities	(438)	196	82
Net unrealized gains (losses) on cash flow hedges	2	(4)	(8)
Other comprehensive income (loss), net of tax	(436)	192	74
Total comprehensive income (loss), net of tax	(227)	468	314
Less: Comprehensive income attributable to noncontrolling interests	2	6	4
Comprehensive income (loss) attributable to shareholder	$ (229)	$ 462	$ 310